Document and Entity Information	Sep. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001925309
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	Sixth Street Lending Partners
Entity Incorporation State Country Code	DE
Entity File Number	814-01543
Entity Tax Identification Number	88-1710161
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(469)
Local Phone Number	621-3001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false